Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 1,603,894	¥ 1,779,641
Loans and receivables [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	55,051	42,544
Trading assets and private equity and debt investments [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,393,517	1,589,483
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	5,258	5,371
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	149,991	142,092
Other [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 77	¥ 151